Document And Entity Information	12 Months Ended
Sep. 30, 2024 shares
Document Information Line Items
Entity Central Index Key	0001765850
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--09-30
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41734
Entity Registrant Name	PRESTIGE WEALTH INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 6620B
Entity Address, Address Line Two	66/F, The Center
Entity Address, Address Line Three	99 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary shares, par value US$0.000625
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended September 30, 2024 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on February 13, 2025.The Company is filing this Amendment solely to include the Company’s Clawback Policy as Exhibit 97.1 to comply with the requirements of Nasdaq Rule 5608, which was initially filed as Exhibit 99.1 on the Company’s previous annual report on Form 20-F for the year ended September 30, 2023, and which is incorporated herein by reference.Additionally, as Mr. Ngat Wong has ceased to be the Company’s Chief Operating Officer on April 11, 2025, the appropriate signatories and certification exhibits to the Annual Report have been updated to that of Ms. Zimuyin Jiang, our Chief Financial Officer.This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Amendment Flag	true
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
No Trading Symbol Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	Unit 6620B
Entity Address, Address Line Two	66/F, The Center
Entity Address, Address Line Three	99 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Contact Personnel Name	Ms. Zimuyin Jiang
City Area Code	+852
Local Phone Number	2122 8560
Contact Personnel Email Address	mj@pwmweb.com
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	8,830,878.2
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	5,635,788.8